Cost of Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cost of Sale [Abstract]
Schedule of Cost of Sale
	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Material cost	9,968,658	8,774,878	2,083,058
Construction cost	14,022,382	34,874,969	8,278,924
Staff cost	2,166,300	2,409,446	571,975
Logistic cost	722,336	643,081	152,660
Tools & machinery	114,303	537,700	127,644
Miscellaneous	1,185,657	1,333,093	316,461
Depreciation	32,485	1,029,431	244,375
Total cost of sale	28,212,121	49,602,598	11,775,097

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Material Cost	31,235,746	54,245,611	27,348,569	6,110,729
Construction Cost	18,418,808	65,513,217	47,319,827	10,573,081
Staff Cost	2,167,536	3,620,080	4,482,351	1,001,531
Logistic Cost	918,430	1,287,926	1,382,209	308,839
Tools & Machinery	142,452	498,672	242,645	54,216
Miscellaneous	1,667,629	5,014,568	2,910,139	650,238
Depreciation	274,499	20,952	416,378	93,035
Total cost of sale	54,825,100	130,201,026	84,102,118	18,791,669